Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 170,953	R$ 383,837
Cash and banks [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI	[1]
Total	[1]	R$ 17,821	22,293
Selic Treasury Notes [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		103.50%
Total		R$ 5,058	112,185
Bank deposit certificates [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 80,398	228,889
Bank deposit certificates [Member] | Minimum [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		97.00%
Bank deposit certificates [Member] | Maximum [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		104.00%
Committed [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 67,676	15,980
Committed [Member] | Minimum [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		85.00%
Committed [Member] | Maximum [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		95.00%
Other titles [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total			R$ 4,490
Percentage of CDI		Floating - DI

[1]	The Company has balances in foreign currencies in the amount of R$$19,738 (R$24,291 at June 30, 2023) on which did not bear any interest.